Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

As of March 31, 2025 and December 31, 2024, the Company had amount of $1,100 due to Mr. Zhang Bin, the Chairman of the Company’s board of directors. The balance represented interest free borrowings from Mr. Zhang Bin. The borrowings were repayable on demand and did not require of guarantees or pledges from the Company.

Other than the above, the Company did not enter into related party arrangements with any related parties for the six months ended June 30, 2025 and 2024.